GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.1%
COMMON STOCKS — 122.1%
Automobiles & Components — 1.5%
Adient PLC (Ireland)†*	5,111	$83,923
American Axle & Manufacturing Holdings, Inc.†*	16,518	125,537
Aptiv PLC (Jersey)†	679	52,908
BorgWarner, Inc.†	3,465	122,314
Dana, Inc.†	6,438	78,479
Fiat Chrysler Automobiles NV (Netherlands)†*	10,443	106,936
Ford Motor Co.†	8,354	50,792
General Motors Co.†	3,187	80,631
Gentherm, Inc.†*	1,201	46,719
Lear Corp.†	1,825	198,962
Magna International, Inc. (Canada)†	3,872	172,420
Tenneco, Inc., Class A†*	9,292	70,248
Visteon Corp.†*	2,144	146,864

		1,336,733

Capital Goods — 14.2%
3M Co.†	723	112,781
A.O. Smith Corp.†	1,516	71,434
Acuity Brands, Inc.†	1,620	155,099
AECOM†*	7,209	270,914
Albany International Corp., Class A†	1,839	107,968
Allegion PLC (Ireland)†	3,095	316,371
Altra Industrial Motion Corp.†	1,753	55,850
AMETEK, Inc.†	1,655	147,907
Apogee Enterprises, Inc.	94	2,166
Applied Industrial Technologies, Inc.†	526	32,817
Arcosa, Inc.†	773	32,621
Argan, Inc.†	183	8,670
Atkore International Group, Inc.†*	2,285	62,495
Axon Enterprise, Inc.†*	1,802	176,830
AZZ, Inc.	3	103
Ballard Power Systems, Inc. (Canada)†*	11,911	183,429
Barnes Group, Inc.†	1,060	41,934
Bloom Energy Corp., Class A†*	4,452	48,438
BMC Stock Holdings, Inc.†*	2,512	63,152
Builders FirstSource, Inc.†*	4,272	88,430
BWX Technologies, Inc.	597	33,814
CAE, Inc. (Canada)†	1,194	19,331
Carlisle Cos., Inc.†	247	29,558
Chart Industries, Inc.†*	783	37,968
Colfax Corp.†*	25,398	708,604

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Columbus McKinnon Corp.†	1,632	$54,590
Crane Co.†	2,346	139,493
CSW Industrials, Inc.	38	2,626
Cummins, Inc.†	1,070	185,388
Curtiss-Wright Corp.†	1,155	103,118
Deere & Co.†	528	82,975
Donaldson Co., Inc.†	909	42,287
Dover Corp.†	3,123	301,557
Eaton Corp. PLC (Ireland)†	2,276	199,104
Emerson Electric Co.†	2,075	128,712
EnPro Industries, Inc.†	265	13,062
Flowserve Corp.†	6,838	195,020
Fortune Brands Home & Security, Inc.†	3,580	228,869
Franklin Electric Co., Inc.†	636	33,403
FuelCell Energy, Inc.*	85,673	193,621
General Dynamics Corp.†	971	145,126
Gibraltar Industries, Inc.†*	2,806	134,716
GMS, Inc.†*	6,817	167,630
Great Lakes Dredge & Dock Corp.*	40	370
Hexcel Corp.†	3,217	145,473
Honeywell International, Inc.†	1,905	275,444
Howmet Aerospace, Inc.†	32,096	508,722
Hubbell, Inc.†	1,442	180,769
Illinois Tool Works, Inc.†	908	158,764
ITT, Inc.†	1,915	112,487
JELD-WEN Holding, Inc.†*	5,258	84,706
Johnson Controls International PLC (Ireland)†	2,498	85,282
Kadant, Inc.	13	1,295
Kaman Corp.†	1,165	48,464
Lincoln Electric Holdings, Inc.†	588	49,533
Lockheed Martin Corp.†	838	305,803
Masco Corp.†	9,473	475,639
Masonite International Corp. (Canada)*	236	18,356
MasTec, Inc.†*	3,768	169,070
Mercury Systems, Inc.*	5	393
Middleby Corp. (The)†*	1,175	92,754
MRC Global, Inc.†*	13,390	79,135
Mueller Industries, Inc.†	2,994	79,580
NOW, Inc.†*	20,491	176,837
nVent Electric PLC (Ireland)†	5,087	95,280
Otis Worldwide Corp.†	1,382	78,581

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Owens Corning†	6,186	$344,931
Pentair PLC (Ireland)†	1,649	62,646
Quanta Services, Inc.†	4,004	157,077
Raytheon Technologies Corp.†	2,852	175,740
RBC Bearings, Inc.*	32	4,289
Regal Beloit Corp.†	2,683	234,280
Rexnord Corp.†	3,945	114,997
Sensata Technologies Holding PLC (United Kingdom)†*	898	33,433
Shyft Group, Inc. (The)†	747	12,579
Simpson Manufacturing Co., Inc.†	2,944	248,356
SiteOne Landscape Supply, Inc.†*	1,682	191,698
Snap-on, Inc.†	1,139	157,763
SPX FLOW, Inc.†*	3,053	114,304
Teledyne Technologies, Inc.*	315	97,949
Terex Corp.†	2,918	54,771
Thermon Group Holdings, Inc.*	4	58
Toro Co. (The)	8	531
TPI Composites, Inc.†*	1,291	30,171
Trane Technologies PLC (Ireland)†	3,771	335,544
TransDigm Group, Inc.†	390	172,400
Tutor Perini Corp.†*	768	9,354
UFP Industries, Inc.†	5,369	265,819
United Rentals, Inc.†*	1,564	233,099
Univar Solutions, Inc.†*	15,559	262,325
Valmont Industries, Inc.†	1,176	133,617
Wabash National Corp.†	10,595	112,519
Watts Water Technologies, Inc., Class A†	2,134	172,854
WESCO International, Inc.*	1	19
Westinghouse Air Brake Technologies Corp.†	5,708	328,610
WillScot Mobile Mini Holdings Corp.*	66	811

		12,445,262

Commercial & Professional Services — 3.3%
ABM Industries, Inc.†	798	28,968
Advanced Disposal Services, Inc.†*	3,812	115,008
Brady Corp., Class A†	562	26,313
BrightView Holdings, Inc.†*	168	1,882
Cimpress PLC (Ireland)†*	2,316	176,804
Clarivate PLC (Jersey)†*	5,909	131,948
Clean Harbors, Inc.†*	2,694	161,586
Copart, Inc.†*	975	81,188
Covanta Holding Corp.†	11,765	112,826

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Deluxe Corp.†	4,477	$105,389
Ennis, Inc.	65	1,179
Healthcare Services Group, Inc.†	9,435	230,780
Herman Miller, Inc.†	2,298	54,256
Interface, Inc.†	480	3,907
ManpowerGroup, Inc.†	7,336	504,350
MSA Safety, Inc.†	457	52,299
Nielsen Holdings PLC (United Kingdom)†	5,354	79,561
Republic Services, Inc.†	1,087	89,188
Ritchie Bros Auctioneers, Inc. (Canada)†	379	15,482
Robert Half International, Inc.†	689	36,400
SP Plus Corp.†*	2,923	60,535
Steelcase, Inc., Class A†	14,491	174,761
Tetra Tech, Inc.†	941	74,452
TransUnion†	2,064	179,651
TriNet Group, Inc.†*	1,578	96,163
UniFirst Corp.†	1,055	188,792
Waste Connections, Inc. (Canada)†	290	27,199
Waste Management, Inc.†	698	73,925

		2,884,792

Consumer Durables & Apparel — 4.0%
Brunswick Corp.†	2,018	129,172
Capri Holdings Ltd. (British Virgin Islands)†*	1,682	26,290
Deckers Outdoor Corp.†*	321	63,041
DR Horton, Inc.†	2,089	115,835
Hanesbrands, Inc.†	11,221	126,685
Installed Building Products, Inc.†*	820	56,400
La-Z-Boy, Inc.†	1,329	35,963
Leggett & Platt, Inc.†	6,829	240,039
Levi Strauss & Co., Class A†	4,711	63,127
Mattel, Inc.†*	19,777	191,244
Meritage Homes Corp.†*	429	32,655
Mohawk Industries, Inc.†*	2,869	291,949
Newell Brands, Inc.†	12,407	197,023
NIKE, Inc., Class B†	192	18,826
Polaris, Inc.†	226	20,916
PulteGroup, Inc.†	2,776	94,467
PVH Corp.†	2,243	107,776
Ralph Lauren Corp.†	7,241	525,117
Skyline Champion Corp.†*	829	20,178
Sonos, Inc.†*	2,731	39,955

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Steven Madden Ltd.†	12,269	$302,922
Sturm Ruger & Co., Inc.†	1,552	117,952
Tapestry, Inc.†	2,654	35,245
Tempur Sealy International, Inc.†*	2,220	159,729
TopBuild Corp.†*	2,845	323,676
Universal Electronics, Inc.†*	703	32,914
VF Corp.†	1,452	88,485
Whirlpool Corp.†	490	63,470

		3,521,051

Consumer Services — 3.6%
Adtalem Global Education, Inc.†*	2,366	73,701
Bloomin’ Brands, Inc.†	24,634	262,598
Boyd Gaming Corp.†	5,738	119,924
Denny’s Corp.*	640	6,464
Dine Brands Global, Inc.†	5,182	218,162
Graham Holdings Co., Class B	68	23,302
Grand Canyon Education, Inc.*	95	8,600
Hilton Worldwide Holdings, Inc.†	865	63,534
Hyatt Hotels Corp., Class A†	12,105	608,760
Jack in the Box, Inc.†	474	35,119
Laureate Education, Inc., Class A†*	14,075	140,257
Marriott International, Inc., Class A†	841	72,099
McDonald’s Corp.†	1,442	266,006
MGM Resorts International†	11,397	191,470
Perdoceo Education Corp.†*	8,779	139,849
Red Rock Resorts, Inc., Class A†	15,835	172,760
SeaWorld Entertainment, Inc.†*	357	5,287
Service Corp. International†	2,736	106,403
Six Flags Entertainment Corp.†	3,241	62,260
Starbucks Corp.	599	44,080
Strategic Education, Inc.†	1,678	257,825
Wyndham Hotels & Resorts, Inc.†	3,556	151,557
Yum! Brands, Inc.†	1,943	168,866

		3,198,883

Energy — 8.0%
Antero Midstream Corp.†	24,396	124,420
Apache Corp.†	18,303	247,090
Cactus, Inc., Class A†	3,561	73,463
Cameco Corp. (Canada)†	3,948	40,467
Canadian Natural Resources Ltd. (Canada)†	694	12,096
Cenovus Energy, Inc. (Canada)†	20,085	93,797
ChampionX Corp.†*	11,779	114,963
Cheniere Energy, Inc.†*	1,911	92,340

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chevron Corp.†	8,954	$798,965
Concho Resources, Inc.†	11,434	588,851
ConocoPhillips†	13,302	558,950
Core Laboratories NV (Netherlands)†	2,347	47,691
Crescent Point Energy Corp. (Canada)†	2,837	4,624
CVR Energy, Inc.†	6,172	124,119
Devon Energy Corp.†	5,356	60,737
DHT Holdings, Inc. (Marshall Islands)†	17,865	91,647
DMC Global, Inc.†	2,543	70,187
Dorian LPG Ltd. (Marshall Islands)†*	2,701	20,906
Exxon Mobil Corp.†	6,745	301,636
Frank’s International NV (Netherlands)*	8	18
Halliburton Co.†	9,445	122,596
Helix Energy Solutions Group, Inc.†*	3,331	11,558
Helmerich & Payne, Inc.†	2,464	48,073
HollyFrontier Corp.†	7,219	210,795
Kinder Morgan, Inc.†	16,530	250,760
Kosmos Energy Ltd.†	77,893	129,302
Magnolia Oil & Gas Corp., Class A†*	7,510	45,511
National Oilwell Varco, Inc.†	19,654	240,762
Nordic American Tankers Ltd. (Bermuda)†	37,984	154,215
Patterson-UTI Energy, Inc.†	32,663	113,341
Phillips 66†	11,834	850,865
Range Resources Corp.†	101,955	574,007
Renewable Energy Group, Inc.†*	4,351	107,818
Schlumberger Ltd. (Curacao)†	9,999	183,882
TechnipFMC PLC (United Kingdom)†	41,370	282,971
Vermilion Energy, Inc. (Canada)†	2,553	11,386
Williams Cos., Inc. (The)†	10,322	196,324

		7,001,133

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.†*	633	23,592
Costco Wholesale Corp.†	496	150,392
Kroger Co. (The)†	2,722	92,140
Rite Aid Corp.†*	4,210	71,823
SpartanNash Co.†	1,246	26,477
Sprouts Farmers Market, Inc.†*	15,422	394,649
Sysco Corp.†	1,425	77,890
United Natural Foods, Inc.†*	9,370	170,628
Walgreens Boots Alliance, Inc.†	1,585	67,188

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	3,242	$388,327
Weis Markets, Inc.†	245	12,279

		1,475,385

Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.†	4,127	161,985
Archer-Daniels-Midland Co.†	2,879	114,872
Brown-Forman Corp., Class B	129	8,212
Bunge Ltd. (Bermuda)†	4,535	186,524
Campbell Soup Co.†	8,281	410,986
Coca-Cola Co. (The)†	5,937	265,265
Coca-Cola Consolidated, Inc.†	157	35,983
Conagra Brands, Inc.†	1,677	58,980
Constellation Brands, Inc., Class A†	652	114,067
Fresh Del Monte Produce, Inc. (Cayman Islands)†	903	22,232
General Mills, Inc.†	677	41,737
Hain Celestial Group, Inc. (The)†*	2,054	64,721
Hershey Co. (The)†	839	108,751
Ingredion, Inc.	29	2,407
JM Smucker Co. (The)†	2,076	219,662
John B. Sanfilippo & Son, Inc.†	550	46,931
Kellogg Co.†	83	5,483
Kraft Heinz Co. (The)	586	18,688
Lamb Weston Holdings, Inc.	173	11,060
McCormick & Co., Inc., non-voting shares†	984	176,539
Molson Coors Beverage Co., Class B†	1,630	56,007
Mondelez International, Inc., Class A†	1,953	99,857
National Beverage Corp.†*	1,432	87,381
PepsiCo, Inc.†	1,607	212,542
Philip Morris International, Inc.†	2,448	171,507
SunOpta, Inc. (Canada)*	37	174
Tootsie Roll Industries, Inc.†	389	13,331
TreeHouse Foods, Inc.†*	5,747	251,719
Vector Group Ltd.†	14,638	147,258

		3,114,861

Health Care Equipment & Services — 9.7%
Abbott Laboratories†	2,392	218,701
Alcon, Inc. (Switzerland)*	739	42,359
Allscripts Healthcare Solutions, Inc.†*	13,315	90,143
AMN Healthcare Services, Inc.†*	2,282	103,238
Antares Pharma, Inc.*	11	30

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.†	1,404	$369,224
Baxter International, Inc.†	1,749	150,589
Cardinal Health, Inc.†	6,160	321,490
Cerner Corp.†	3,416	234,167
Cigna Corp.†	2,131	399,882
CONMED Corp.†	2,887	207,835
CryoLife, Inc.*	90	1,725
CVS Health Corp.†	2,201	142,999
Danaher Corp	63	11,140
DaVita, Inc.†*	10,979	868,878
DENTSPLY SIRONA, Inc.†	2,830	124,690
Edwards Lifesciences Corp.*	1,150	79,476
Globus Medical, Inc., Class A†*	1,115	53,197
Haemonetics Corp.*	280	25,077
HCA Healthcare, Inc.†	587	56,974
Henry Schein, Inc.†*	1,560	91,088
Heska Corp.*	8	745
Hill-Rom Holdings, Inc.†	795	87,275
HMS Holdings Corp.†*	1,990	64,456
Hologic, Inc.†*	2,943	167,751
Humana, Inc.†	313	121,366
Integer Holdings Corp.†*	2,461	179,776
Integra LifeSciences Holdings Corp.*	115	5,404
Laboratory Corp. of America Holdings†*	352	58,471
Lantheus Holdings, Inc.†*	2,843	40,655
Livongo Health, Inc.†*	4,674	351,438
Magellan Health, Inc.†*	1,148	83,781
McKesson Corp.†	383	58,760
MEDNAX, Inc.†*	8,277	141,537
Medtronic PLC (Ireland)†	6,778	621,543
Molina Healthcare, Inc.†*	495	88,100
Natus Medical, Inc.†*	6,579	143,554
Nevro Corp.†*	975	116,483
NextGen Healthcare, Inc.†*	5,673	62,290
Novocure Ltd. (Jersey)†*	1,063	63,036
Omnicell, Inc.†*	1,427	100,775
Patterson Cos., Inc.†	12,960	285,120
ResMed, Inc.†	305	58,560
Select Medical Holdings Corp.†*	11,162	164,416
STERIS PLC (Ireland)†	1,750	268,520
Stryker Corp.†	999	180,010
Teladoc Health, Inc.†*	812	154,962
Tenet Healthcare Corp.†*	6,267	113,495

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.†*	3,986	$45,161
UnitedHealth Group, Inc.†	1,032	304,388
Universal Health Services, Inc., Class B†	4,634	430,452
Vapotherm, Inc.†*	1,087	44,556
West Pharmaceutical Services, Inc.†	887	201,500
Wright Medical Group NV (Netherlands)*	1,716	51,000
Zimmer Biomet Holdings, Inc.†	782	93,340

		8,545,578

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.†	672	51,946
Clorox Co. (The)†	245	53,746
Colgate-Palmolive Co.†	2,695	197,436
Edgewell Personal Care Co.†*	6,122	190,762
elf Beauty, Inc.†*	5,928	113,047
Estee Lauder Cos., Inc. (The), Class A†	687	129,623
Kimberly-Clark Corp.†	1,589	224,605
Procter & Gamble Co. (The)†	1,532	183,181

		1,144,346

Materials — 10.8%
Agnico Eagle Mines Ltd. (Canada)†	4,543	291,025
Alamos Gold, Inc., Class A (Canada)†	12,979	121,743
Allegheny Technologies, Inc.†*	31,561	321,607
Amcor PLC (Jersey)†	3,043	31,069
Ashland Global Holdings, Inc.†	1,694	117,055
Avery Dennison Corp.†	494	56,360
Axalta Coating Systems Ltd. (Bermuda)†*	10,047	226,560
Ball Corp.†	566	39,331
Boise Cascade Co.†	817	30,727
Cabot Corp.†	2,382	88,253
Carpenter Technology Corp.†	1,104	26,805
Celanese Corp.†	1,260	108,788
CF Industries Holdings, Inc.†	14,896	419,173
Chemours Co. (The)†	9,481	145,533
Commercial Metals Co.†	28,807	587,663
Compass Minerals International, Inc.†	1,082	52,748
Corteva, Inc.†	5,670	151,899
Crown Holdings, Inc.†*	1,168	76,072
Domtar Corp.	101	2,132

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Dow, Inc.†	1,496	$60,977
DuPont de Nemours, Inc.†	2,713	144,142
Eastman Chemical Co.†	1,332	92,760
Ecolab, Inc.†	911	181,243
Ferro Corp.†*	2,424	28,943
First Majestic Silver Corp. (Canada)†*	28,884	287,396
FMC Corp.†	1,963	195,554
Franco-Nevada Corp. (Canada)†	1,958	273,415
Freeport-McMoRan, Inc.†	5,708	66,042
H.B. Fuller Co.†	1,031	45,983
Hecla Mining Co.†	18,046	59,010
Huntsman Corp	19	341
Ingevity Corp.†*	4,713	247,762
Innospec, Inc.†	1,325	102,356
International Flavors & Fragrances, Inc.†	1,529	187,241
International Paper Co.†	3,246	114,292
Kaiser Aluminum Corp.†	1,884	138,700
Kraton Corp.†*	1,881	32,504
Linde PLC (Ireland)†	953	202,141
LyondellBasell Industries NV, Class A (Netherlands)†	776	50,999
Martin Marietta Materials, Inc.†	339	70,027
Minerals Technologies, Inc.†	961	45,100
Neenah, Inc.†	96	4,748
NewMarket Corp.†	760	304,365
Newmont Corp.†	962	59,394
Novagold Resources, Inc. (Canada)†*	5,640	51,775
Nucor Corp.†	652	26,999
Nutrien Ltd. (Canada)†	1,383	44,394
O-I Glass, Inc.†	9,231	82,894
Packaging Corp. of America†	1,192	118,962
Pan American Silver Corp. (Canada)†	10,120	307,547
PolyOne Corp.†	14,759	387,129
PPG Industries, Inc.†	960	101,818
Pretium Resources, Inc. (Canada)†*	6,762	56,801
Reliance Steel & Aluminum Co.†	3,275	310,896
Royal Gold, Inc.	414	51,468
Sensient Technologies Corp.†	2,079	108,441
Sonoco Products Co.†	2,989	156,295
Southern Copper Corp.†	2,000	79,540
SSR Mining, Inc. (Canada)†*	19,711	420,436
Steel Dynamics, Inc.	684	17,846

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Stepan Co.†	307	$29,810
Summit Materials, Inc., Class A†*	11,600	186,528
Teck Resources Ltd., Class B (Canada)†	4,011	41,795
Tredegar Corp.†	301	4,635
Valvoline, Inc.†	3,523	68,100
Verso Corp., Class A†	8,336	99,699
Wheaton Precious Metals Corp. (Canada)†	1,616	71,185
Worthington Industries, Inc.†	618	23,051
Yamana Gold, Inc. (Canada)†	140,669	768,053

		9,506,075

Media & Entertainment — 6.3%
Alphabet, Inc., Class A†*	449	636,704
Cargurus, Inc.*	592	15,007
Charter Communications, Inc., Class A†*	865	441,185
Cinemark Holdings, Inc.†	6,870	79,348
Comcast Corp., Class A†	3,965	154,556
Discovery, Inc., Class A†*	3,466	73,133
DISH Network Corp., Class A†*	2,254	77,786
Electronic Arts, Inc.†*	1,057	139,577
EverQuote, Inc., Class A†*	1,545	89,857
Facebook, Inc., Class A†*	2,879	653,735
Fox Corp., Class A†	8,396	225,181
Gray Television, Inc.†*	1,915	26,714
Interpublic Group of Cos., Inc. (The)†	10,216	175,307
Lions Gate Entertainment Corp., Class B (Canada)†*	1,105	7,547
Meet Group, Inc. (The)†*	6,318	39,424
MSG Networks, Inc., Class A†*	10,847	107,928
Netflix, Inc.†*	271	123,316
News Corp., Class A†	28,523	338,283
Omnicom Group, Inc.†	5,906	322,468
QuinStreet, Inc.*	99	1,036
Sirius XM Holdings, Inc.	4,628	27,166
Snap, Inc., Class A†*	21,690	509,498
Take-Two Interactive Software, Inc.†*	2,164	302,029
TripAdvisor, Inc.†	1,907	36,252
Twitter, Inc.†*	6,193	184,489
Walt Disney Co. (The)†	2,790	311,113
Yelp, Inc.†*	3,714	85,905
Zillow Group, Inc., Class C†*	5,679	327,167

		5,511,711

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 12.3%
AbbVie, Inc.†	5,385	$528,699
Acceleron Pharma, Inc.†*	407	38,775
Agilent Technologies, Inc.†	373	32,962
Alexion Pharmaceuticals, Inc.†*	952	106,852
Alnylam Pharmaceuticals, Inc.†*	350	51,838
Anika Therapeutics, Inc.†*	1,103	41,616
Arrowhead Pharmaceuticals, Inc.†*	4,814	207,917
Assembly Biosciences, Inc.*	141	3,288
Avantor, Inc.†*	7,392	125,664
BioDelivery Sciences International, Inc.†*	4,174	18,199
Biogen, Inc.†*	4,416	1,181,501
Bio-Rad Laboratories, Inc., Class A†*	1,383	624,411
BioSpecifics Technologies Corp.*	1	61
Bio-Techne Corp.†	112	29,576
Bristol-Myers Squibb Co.†	6,003	352,976
Bruker Corp.	447	18,184
Catalyst Pharmaceuticals, Inc.*	95	439
CEL-SCI Corp.*	363	5,416
Charles River Laboratories International, Inc.†*	443	77,237
ChemoCentryx, Inc.†*	673	38,724
Coherus Biosciences, Inc.†*	7,643	136,504
Eagle Pharmaceuticals, Inc.†*	1,735	83,245
Gilead Sciences, Inc.†	4,727	363,695
Illumina, Inc.*	119	44,072
ImmunoGen, Inc.†*	19,623	90,266
Innoviva, Inc.†*	6,820	95,344
Inovio Pharmaceuticals, Inc.†*	11,500	309,925
IQVIA Holdings, Inc.†*	1,751	248,432
Ironwood Pharmaceuticals, Inc.†*	4,535	46,801
Jazz Pharmaceuticals PLC (Ireland)†*	1,364	150,504
Johnson & Johnson†	5,956	837,592
MacroGenics, Inc.*	252	7,036
Medpace Holdings, Inc.†*	2,166	201,481
Merck & Co., Inc.†	3,770	291,534
Mylan NV (Netherlands)†*	19,420	312,274
NantKwest, Inc.†*	1,800	22,104
Natera, Inc.†*	12,646	630,530
Neurocrine Biosciences, Inc.†*	503	61,366
Novavax, Inc.†*	15,310	1,276,088
Pacira BioSciences, Inc.†*	3,097	162,500
Passage Bio, Inc.*	75	2,050

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.†	2,678	$262,685
Pfizer, Inc.†	26,616	870,343
Prestige Consumer Healthcare, Inc.†*	1,194	44,847
Protagonist Therapeutics, Inc.*	183	3,232
Retrophin, Inc.*	106	2,163
Sorrento Therapeutics, Inc.†*	4,733	29,723
TG Therapeutics, Inc.†*	5,168	100,673
United Therapeutics Corp.†*	3,594	434,874
Vanda Pharmaceuticals, Inc.†*	8,275	94,666
Vaxart, Inc.*	1,610	14,248
VBI Vaccines, Inc. (Canada)†*	12,761	39,559
Waters Corp.†*	215	38,786
Y-mAbs Therapeutics, Inc.*	209	9,029

		10,802,506

Retailing — 9.2%
1-800-Flowers.com, Inc., Class A*	95	1,902
Aaron’s, Inc.†	1,394	63,288
Amazon.com, Inc.†*	229	631,770
Asbury Automotive Group, Inc.†*	665	51,424
AutoNation, Inc.†*	5,568	209,245
AutoZone, Inc.†*	159	179,371
Bed Bath & Beyond, Inc.†	20,005	212,053
Best Buy Co., Inc.†	6,538	570,571
Big Lots, Inc.†	2,096	88,032
Booking Holdings, Inc.†*	265	421,970
Buckle, Inc. (The)†	4,808	75,389
CarMax, Inc.†*	1,417	126,892
Dillard’s, Inc., Class A†	721	18,595
Dollar General Corp.†	2,675	509,614
Dollar Tree, Inc.†*	3,052	282,859
eBay, Inc.†	5,667	297,234
Gap, Inc. (The)†	8,705	109,857
Genuine Parts Co.†	715	62,176
Group 1 Automotive, Inc.†	445	29,357
Guess?, Inc.†	9,147	88,451
Home Depot, Inc. (The)†	907	227,213
Kohl’s Corp.†	2,815	58,468
L Brands, Inc.†	7,807	116,871
LKQ Corp.†*	14,760	386,712
Lowe’s Cos., Inc.†	2,207	298,210
Murphy USA, Inc.†*	4,003	450,698
National Vision Holdings, Inc.†*	2,642	80,634
Office Depot, Inc.†	50,739	119,237

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.†	604	$23,381
PetMed Express, Inc.	123	4,384
Pool Corp.†	131	35,615
RH†*	2,488	619,263
Ross Stores, Inc.	393	33,499
Shutterstock, Inc.	56	1,958
Signet Jewelers Ltd. (Bermuda)†	25,399	260,848
Sleep Number Corp.†*	4,670	194,459
Sonic Automotive, Inc., Class A†	5,050	161,146
Sportsman’s Warehouse Holdings, Inc.†*	1,408	20,064
Stamps.com, Inc.†*	2,677	491,738
Target Corp.†	781	93,665
Ulta Beauty, Inc.*	166	33,768
Williams-Sonoma, Inc.†	3,433	281,540
Zumiez, Inc.†*	3,364	92,106

		8,115,527

Semiconductors & Semiconductor Equipment — 5.9%
Amkor Technology, Inc.†*	16,779	206,550
Applied Materials, Inc.†	3,231	195,314
Axcelis Technologies, Inc.†*	1,295	36,066
Cirrus Logic, Inc.†*	8,924	551,325
Diodes, Inc.†*	403	20,432
Enphase Energy, Inc.†*	13,560	645,049
First Solar, Inc.†*	2,062	102,069
Impinj, Inc.†*	703	19,311
Intel Corp.†	9,802	586,454
KLA Corp.†	1,150	223,652
Lam Research Corp.†	2	647
Lattice Semiconductor Corp.†*	11,669	331,283
Maxim Integrated Products, Inc.†	2,083	126,251
Monolithic Power Systems, Inc.†	717	169,929
NeoPhotonics Corp.†*	875	7,770
NVIDIA Corp.†	639	242,763
Photronics, Inc.†*	3,191	35,516
Power Integrations, Inc.†	692	81,746
Qorvo, Inc.†*	2,999	331,479
Silicon Laboratories, Inc.†*	570	57,154
Skyworks Solutions, Inc.†	1,207	154,327
SMART Global Holdings, Inc. (Cayman Islands)*	219	5,952
Synaptics, Inc.†*	13,745	826,349
Texas Instruments, Inc.	358	45,455
Ultra Clean Holdings, Inc.†*	5,623	127,248

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	874	$85,993

		5,216,084

Software & Services — 14.1%
A10 Networks, Inc.†*	480	3,269
Adobe, Inc.†*	453	197,195
Alarm.com Holdings, Inc.†*	1,346	87,234
Alliance Data Systems Corp.†	2,096	94,571
American Software, Inc., Class A	58	914
Automatic Data Processing, Inc.†	2,892	430,590
Black Knight, Inc.†*	1,059	76,841
Blackbaud, Inc.†	3,387	193,330
Blackline, Inc.†*	882	73,127
Broadridge Financial Solutions, Inc.	277	34,955
Cadence Design Systems, Inc.†*	976	93,657
Cardtronics PLC, Class A (United
Kingdom)†*	3,227	77,383
CDK Global, Inc.†	2,114	87,562
Citrix Systems, Inc.†	1,483	219,351
CoreLogic, Inc.†	656	44,096
Cornerstone OnDemand, Inc.†*	3,855	148,649
Crowdstrike Holdings, Inc., Class A†*	558	55,962
CSG Systems International, Inc.†	1,086	44,950
Datadog, Inc., Class A*	389	33,824
Domo, Inc., Class B†*	1,548	49,799
Euronet Worldwide, Inc.*	361	34,591
Fiserv, Inc.†*	1,040	101,525
FleetCor Technologies, Inc.†*	595	149,660
Fortinet, Inc.†*	1,104	151,546
Gartner, Inc.†*	2,396	290,707
Global Payments, Inc.†	1,198	203,205
GoDaddy, Inc., Class A†*	2,984	218,817
HubSpot, Inc.*	84	18,845
International Business Machines Corp.†	2,033	245,525
J2 Global, Inc.*	12	759
Jack Henry & Associates, Inc.†	1,347	247,888
Leidos Holdings, Inc.†	3,130	293,187
LiveRamp Holdings, Inc.†*	2,849	120,997
LogMeIn, Inc.†	568	48,149
Mastercard, Inc., Class A†	516	152,581
Microsoft Corp.†	3,252	661,815
MicroStrategy, Inc., Class A†*	853	100,901
MobileIron, Inc.*	121	597
Model N, Inc.†*	1,377	47,865

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NIC, Inc.†	5,585	$128,232
NortonLifeLock, Inc.†	36,505	723,894
Nuance Communications, Inc.†*	1,122	28,392
Oracle Corp.†	13,264	733,101
PagerDuty, Inc.†*	3,001	85,889
Paychex, Inc.†	2,737	207,328
Paycom Software, Inc.*	1	310
Paylocity Holding Corp.†*	1,291	188,344
PayPal Holdings, Inc.†*	1,059	184,510
Perspecta, Inc.†	3,758	87,298
Progress Software Corp.†	3,171	122,876
PTC, Inc.†*	6,783	527,650
QAD, Inc., Class A†	18	743
Qualys, Inc.†*	1,756	182,659
Sailpoint Technologies Holdings, Inc.†*	8,277	219,092
Science Applications International Corp.†	6,905	536,380
ServiceNow, Inc.†*	832	337,010
SPS Commerce, Inc.†*	4,242	318,659
Square, Inc., Class A†*	3,645	382,506
SS&C Technologies Holdings, Inc.†	9,209	520,124
SVMK, Inc.†*	6,729	158,401
Synopsys, Inc.†*	588	114,660
Teradata Corp.†*	4,352	90,522
Twilio, Inc., Class A*	155	34,010
Tyler Technologies, Inc.*	190	65,907
VeriSign, Inc.†*	523	108,172
Veritone, Inc.†*	951	14,132
Virtusa Corp.†*	1,212	39,354
Visa, Inc., Class A†	1,372	265,029
VMware, Inc., Class A†*	586	90,748
Western Union Co. (The)†	8,560	185,067
WEX, Inc.†*	144	23,761
Workday, Inc., Class A†*	1,509	282,726
Workiva, Inc.*	398	21,289
Xperi Holding Corp.†	5,583	82,405
Zoom Video Communications, Inc., Class A*	546	138,433

		12,366,032

Technology Hardware & Equipment — 6.6%
Acacia Communications, Inc.†*	1,028	69,071
Amphenol Corp., Class A†	816	78,181
Apple, Inc.†	1,755	640,224

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	859	$180,416
Arrow Electronics, Inc.†*	8,394	576,584
Avnet, Inc.†	7,934	221,240
Badger Meter, Inc.†	2,572	161,830
Belden, Inc.†	2,304	74,995
Calix, Inc.*	89	1,326
Cisco Systems, Inc.†	6,431	299,942
Cognex Corp.†	553	33,025
Corning, Inc.†	4,206	108,935
Dell Technologies, Inc., Class C†*	970	53,292
Diebold Nixdorf, Inc.†*	9,336	56,576
EchoStar Corp., Class A†*	11,948	334,066
FLIR Systems, Inc.†	6,054	245,611
HP, Inc.†	2,843	49,553
InterDigital, Inc.†	1,018	57,649
Juniper Networks, Inc.†	1,112	25,420
Knowles Corp.†*	1,424	21,730
Lumentum Holdings, Inc.†*	9,157	745,655
Methode Electronics, Inc.	13	406
NCR Corp.†*	3,791	65,660
NetApp, Inc.†	4,057	180,009
OSI Systems, Inc.†*	1,616	120,618
Sanmina Corp.†*	4,705	117,813
Seagate Technology PLC (Ireland)†	1,365	66,080
Super Micro Computer, Inc.*	5	142
SYNNEX Corp.†	1,785	213,789
TE Connectivity Ltd. (Switzerland)†	947	77,228
Tech Data Corp.*	882	127,890
TTM Technologies, Inc.†*	6,603	78,312
Ubiquiti, Inc.†	591	103,165
Vishay Intertechnology, Inc.†	2,039	31,136
Western Digital Corp.†	2,745	121,192
Xerox Holdings Corp.†	28,369	433,762
Zebra Technologies Corp., Class A†*	246	62,964

		5,835,487

Telecommunication Services — 1.1%
AT&T, Inc.†	11,202	338,636
BCE, Inc. (Canada)†	670	27,986
CenturyLink, Inc.	33	331
Cogent Communications Holdings, Inc.†	214	16,555
Iridium Communications, Inc.†*	4,686	119,212
T-Mobile US, Inc.†*	2,035	211,945
Verizon Communications, Inc.†	3,309	182,425

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Vonage Holdings Corp.†*	2,851	$28,681

		925,771

Transportation — 2.6%
ArcBest Corp.†	5,254	139,283
CH Robinson Worldwide, Inc.†	529	41,823
CSX Corp.†	1,759	122,673
Echo Global Logistics, Inc.†*	4,517	97,658
Expeditors International of Washington, Inc.†	2,486	189,035
Hub Group, Inc., Class A†*	2,776	132,859
JB Hunt Transport Services, Inc.†	147	17,690
Kansas City Southern†	1,633	243,791
Kirby Corp.†*	1,090	58,380
Landstar System, Inc.†	268	30,099
Norfolk Southern Corp.†	1,743	306,019
Old Dominion Freight Line, Inc.†	526	89,204
Schneider National, Inc., Class B†	8,142	200,863
SkyWest, Inc.†	4,387	143,104
Southwest Airlines Co.†	5,831	199,304
Werner Enterprises, Inc.†	2,719	118,358
XPO Logistics, Inc.†*	1,776	137,196

		2,267,339

Utilities — 2.3%
American Water Works Co., Inc.	117	15,053
Dominion Energy, Inc.†	4,555	369,775
Duke Energy Corp.†	805	64,311
El Paso Electric Co.†	619	41,473
Entergy Corp.	38	3,565
Evergy, Inc.†	2,119	125,635
Exelon Corp.†	13,234	480,262
FirstEnergy Corp.†	2,327	90,241
MDU Resources Group, Inc.†	8,650	191,857
NiSource, Inc.	208	4,730
Northwest Natural Holding Co.†	655	36,542
NRG Energy, Inc.†	4,819	156,907
OGE Energy Corp.†	5,869	178,183
PPL Corp.†	1,802	46,564
Public Service Enterprise Group, Inc.†	1,832	90,061
Southern Co. (The)†	2,187	113,396

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Spire, Inc.	290	$19,056

		2,027,611

TOTAL COMMON STOCKS (Cost $94,422,911)		107,242,167

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 †	$715	699

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		699

TOTAL LONG POSITIONS - 122.1%		107,242,866

(Cost $94,423,626)

	Number of Shares
SHORT POSITIONS — (97.3)%

COMMON STOCKS — (97.3)%
Automobiles & Components — (1.5)%
Delphi Technologies PLC (Jersey)*	(1,287)	(18,288)
Dorman Products, Inc.*	(1,864)	(125,018)
Fox Factory Holding Corp.*	(6,504)	(537,295)
LCI Industries	(2,266)	(260,545)
Standard Motor Products, Inc.	(304)	(12,525)
Thor Industries, Inc.	(2,994)	(318,951)
Winnebago Industries, Inc.	(650)	(43,303)
XPEL, Inc.*	(125)	(1,955)

		(1,317,880)

Capital Goods — (10.3)%
AAON, Inc.	(348)	(18,893)
AeroVironment, Inc.*	(229)	(18,235)
Alamo Group, Inc.	(257)	(26,379)
Allison Transmission Holdings, Inc.	(2,528)	(92,980)
Astec Industries, Inc.	(2,833)	(131,196)
Beacon Roofing Supply, Inc.*	(3,367)	(88,788)
Boeing Co. (The)	(1,269)	(232,608)
Construction Partners, Inc., Class A*	(2,533)	(44,986)
Cubic Corp.	(2,549)	(122,429)
Dycom Industries, Inc.*	(1,473)	(60,231)
EMCOR Group, Inc.	(1,218)	(80,559)
Enerpac Tool Group Corp.	(134)	(2,358)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys	(4,121)	$(265,310)
Evoqua Water Technologies Corp.*	(1,705)	(31,713)
Fastenal Co	(924)	(39,584)
Federal Signal Corp.	(1,507)	(44,803)
Generac Holdings, Inc.*	(589)	(71,817)
Helios Technologies, Inc.	(1,459)	(54,348)
Hillenbrand, Inc.	(5,829)	(157,791)
Hyster-Yale Materials Handling, Inc.	(1,995)	(77,127)
IDEX Corp.	(259)	(40,932)
Ingersoll Rand, Inc.*	(32,752)	(920,986)
Jacobs Engineering Group, Inc.	(2,785)	(236,168)
John Bean Technologies Corp.	(651)	(55,999)
Kennametal, Inc.	(10,775)	(309,350)
Kratos Defense & Security Solutions, Inc.*	(9,738)	(152,205)
Lennox International, Inc.	(1,169)	(272,365)
Maxar Technologies, Inc.	(5,347)	(96,032)
Meritor, Inc.*	(9,310)	(184,338)
Moog, Inc., Class A	(840)	(44,503)
Mueller Water Products, Inc., Class A	(23,117)	(217,993)
Navistar International Corp.*	(2,452)	(69,146)
Nordson Corp.	(2,146)	(407,118)
NV5 Global, Inc.*	(3,309)	(168,197)
Patrick Industries, Inc.	(1,677)	(102,716)
PGT Innovations, Inc.*	(3,191)	(50,035)
Proto Labs, Inc.*	(1,983)	(223,028)
Raven Industries, Inc.	(1,795)	(38,610)
Resideo Technologies, Inc.*	(23,023)	(269,830)
REV Group, Inc.	(4,998)	(30,488)
Spirit AeroSystems Holdings, Inc., Class A	(30,109)	(720,809)
SPX Corp.*	(925)	(38,064)
Stanley Black & Decker, Inc.	(6,061)	(844,782)
Sunrun, Inc.*	(52,100)	(1,027,412)
Textainer Group Holdings Ltd. (Bermuda)*	(2,574)	(21,055)
Timken Co. (The)	(472)	(21,471)
Trex Co., Inc.*	(512)	(66,596)
Vectrus, Inc.*	(409)	(20,094)
Vicor Corp.*	(6,080)	(437,456)
Vivint Solar, Inc.*	(22,391)	(221,671)
WESCO International, Inc.*	(1,017)	(35,707)

		(9,007,291)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (1.7)%
ADT, Inc.	(4)	$(32)
Casella Waste Systems, Inc., Class A*	(2,225)	(115,967)
Cintas Corp.	(1,765)	(470,125)
Forrester Research, Inc.*	(1,714)	(54,917)
FTI Consulting, Inc.*	(120)	(13,746)
Harsco Corp.*	(5,901)	(79,723)
HNI Corp.	(225)	(6,878)
Huron Consulting Group, Inc.*	(24)	(1,062)
ICF International, Inc.	(386)	(25,024)
IHS Markit Ltd. (Bermuda)	(764)	(57,682)
Insperity, Inc.	(4,106)	(265,781)
KAR Auction Services, Inc.	(7,210)	(99,210)
Knoll, Inc.	(4)	(49)
Korn Ferry	(1,754)	(53,900)
Rollins, Inc.	(1,524)	(64,602)
TrueBlue, Inc.*	(1,292)	(19,729)
US Ecology, Inc.	(4,657)	(157,779)

		(1,486,206)

Consumer Durables & Apparel — (3.6)%
BRP, Inc., sub-voting shares (Canada)	(243)	(10,347)
Callaway Golf Co.	(3,445)	(60,322)
Canada Goose Holdings, Inc. (Canada)*	(782)	(18,119)
Columbia Sportswear Co.	(2,927)	(235,858)
Crocs, Inc.*	(15,044)	(553,920)
Garmin Ltd. (Switzerland)	(323)	(31,492)
G-III Apparel Group Ltd.*	(2,073)	(27,550)
GoPro, Inc., Class A*	(38,832)	(184,841)
Hasbro, Inc.	(5,354)	(401,282)
Lululemon Athletica, Inc.*	(2,509)	(782,833)
Oxford Industries, Inc.	(141)	(6,206)
Purple Innovation, Inc.*	(1,698)	(30,564)
Skechers U.S.A., Inc., Class A*	(14,477)	(454,288)
Smith & Wesson Brands, Inc.*	(3,980)	(85,650)
Under Armour, Inc., Class C*	(655)	(5,790)
Vista Outdoor, Inc.*	(3,158)	(45,633)
Wolverine World Wide, Inc.	(4,931)	(117,407)
YETI Holdings, Inc.*	(2,882)	(123,148)

		(3,175,250)

Consumer Services — (4.6)%
Aramark	(1,776)	(40,084)
Cheesecake Factory, Inc. (The)	(18,653)	(427,527)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Churchill Downs, Inc.	(883)	$(117,572)
Cracker Barrel Old Country Store, Inc.	(505)	(56,010)
Darden Restaurants, Inc.	(997)	(75,543)
Dave & Buster’s Entertainment, Inc.	(22,143)	(295,166)
Everi Holdings, Inc.*	(9,892)	(51,043)
K12, Inc.*	(8,597)	(234,182)
Monarch Casino & Resort, Inc.*	(1,780)	(60,662)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(44,086)	(724,333)
Papa John’s International, Inc.	(1,294)	(102,757)
Royal Caribbean Cruises Ltd. (Liberia)	(14,683)	(738,555)
ServiceMaster Global Holdings, Inc.*	(2,861)	(102,109)
Shake Shack, Inc., Class A*	(764)	(40,477)
Texas Roadhouse, Inc.	(6,334)	(332,978)
Vail Resorts, Inc.	(882)	(160,656)
Wendy’s Co. (The)	(4,689)	(102,126)
Wingstop, Inc.	(626)	(86,995)
Wynn Resorts Ltd.	(3,638)	(270,995)

		(4,019,770)

Energy — (8.4)%
Antero Resources Corp.*	(17,038)	(43,276)
Archrock, Inc.	(19,399)	(125,899)
Cabot Oil & Gas Corp.	(18,091)	(310,803)
Comstock Resources, Inc.*	(83)	(364)
Delek US Holdings, Inc.	(41,386)	(720,530)
Diamondback Energy, Inc.	(1,010)	(42,238)
Enbridge, Inc. (Canada)	(5,055)	(153,773)
EQT Corp.	(48,444)	(576,484)
Equitrans Midstream Corp.	(17,295)	(143,721)
Hess Corp.	(2,989)	(154,860)
Liberty Oilfield Services, Inc., Class A	(621)	(3,403)
Marathon Petroleum Corp.	(12,077)	(451,438)
Matador Resources Co.*	(5,803)	(49,326)
National Energy Services Reunited Corp. (British Virgin Islands)*	(375)	(2,580)
NexGen Energy Ltd. (Canada)*	(220)	(284)
NexTier Oilfield Solutions, Inc.*	(9,828)	(24,079)
Northern Oil and Gas, Inc.*	(89,324)	(74,934)
Occidental Petroleum Corp.	(44,334)	(811,312)
Oceaneering International, Inc.*	(5,748)	(36,730)
Ovintiv, Inc.	(2,661)	(25,413)
Par Pacific Holdings, Inc.*	(6,659)	(59,864)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Parsley Energy, Inc., Class A	(55,395)	$(591,619)
PDC Energy, Inc.*	(13,023)	(162,006)
Pembina Pipeline Corp. (Canada)	(16,251)	(406,275)
REX American Resources Corp.*	(1)	(69)
RPC, Inc.*	(12,359)	(38,066)
SEACOR Holdings, Inc.*	(2)	(57)
SFL Corp. Ltd. (Bermuda)	(3,955)	(36,742)
Southwestern Energy Co.*	(344,084)	(880,855)
Talos Energy, Inc.*	(1,529)	(14,067)
TC Energy Corp. (Canada)	(22,034)	(944,377)
W&T Offshore, Inc.*	(19,262)	(43,917)
WPX Energy, Inc.*	(73,312)	(467,731)

		(7,397,092)

Food & Staples Retailing — (0.5)%
Chefs’ Warehouse, Inc. (The)*	(2,502)	(33,977)
Grocery Outlet Holding Corp.*	(64)	(2,611)
Performance Food Group Co.*	(13,574)	(395,547)

		(432,135)

Food, Beverage & Tobacco — (1.6)%
B&G Foods, Inc.	(1,308)	(31,889)
Boston Beer Co., Inc. (The), Class A*	(196)	(105,183)
Calavo Growers, Inc.	(1,536)	(96,630)
Darling Ingredients, Inc.*	(1,705)	(41,977)
Freshpet, Inc.*	(2,345)	(196,183)
Hostess Brands, Inc.*	(2,099)	(25,650)
MGP Ingredients, Inc.	(2,966)	(108,867)
Pilgrim’s Pride Corp.*	(6,544)	(110,528)
Primo Water Corp. (Canada)	(14,858)	(204,298)
Sanderson Farms, Inc.	(2,136)	(247,541)
Simply Good Foods Co. (The)*	(8,484)	(157,633)
Universal Corp.	(1,330)	(56,538)

		(1,382,917)

Health Care Equipment & Services — (9.0)%
1Life Healthcare, Inc.*	(3,294)	(119,638)
ABIOMED, Inc.*	(1,067)	(257,745)
Acadia Healthcare Co., Inc.*	(5,153)	(129,443)
Align Technology, Inc.*	(737)	(202,262)
Amedisys, Inc.*	(1,361)	(270,213)
AmerisourceBergen Corp.	(442)	(44,540)
AtriCure, Inc.*	(996)	(44,770)
Avanos Medical, Inc.*	(1,555)	(45,702)
Axogen, Inc.*	(14,335)	(132,455)
BioTelemetry, Inc.*	(5,455)	(246,511)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Brookdale Senior Living, Inc.*	(9,478)	$(27,960)
Cantel Medical Corp.	(6,116)	(270,511)
Cardiovascular Systems, Inc.*	(2,043)	(64,457)
Centene Corp.*	(6,586)	(418,540)
Cooper Cos., Inc. (The)	(1,606)	(455,526)
Covetrus, Inc.*	(9,514)	(170,205)
Encompass Health Corp.	(8,716)	(539,782)
Ensign Group, Inc. (The)	(1,413)	(59,134)
Evolent Health, Inc., Class A*	(23,797)	(169,435)
GenMark Diagnostics, Inc.*	(2,686)	(39,511)
Glaukos Corp.*	(10,732)	(412,323)
HealthEquity, Inc.*	(7,050)	(413,624)
ICU Medical, Inc.*	(594)	(109,480)
IDEXX Laboratories, Inc.*	(370)	(122,159)
Inovalon Holdings, Inc., Class A*	(2,070)	(39,868)
LeMaitre Vascular, Inc.	(4)	(106)
LHC Group, Inc.*	(4,177)	(728,135)
LivaNova PLC (United Kingdom)*	(5,423)	(261,009)
Merit Medical Systems, Inc.*	(6,717)	(306,631)
Mesa Laboratories, Inc.	(415)	(89,972)
Neogen Corp.*	(96)	(7,450)
NuVasive, Inc.*	(2,051)	(114,159)
OraSure Technologies, Inc.*	(2,094)	(24,353)
OrthoPediatrics Corp.*	(18)	(788)
Penumbra, Inc.*	(2,426)	(433,817)
PetIQ, Inc.*	(10,466)	(364,635)
Phreesia, Inc.*	(17)	(481)
RadNet, Inc.*	(4,779)	(75,843)
Simulations Plus, Inc.	(339)	(20,279)
STAAR Surgical Co.*	(2,100)	(129,234)
Surgery Partners, Inc.*	(3,012)	(34,849)
Tabula Rasa HealthCare, Inc.*	(5,605)	(306,762)
Tactile Systems Technology, Inc.*	(324)	(13,423)
US Physical Therapy, Inc.	(817)	(66,193)
Vocera Communications, Inc.*	(3,365)	(71,338)
Zynex, Inc.*	(3,374)	(83,911)

		(7,939,162)

Household & Personal Products — (0.3)%
Central Garden & Pet Co., Class A*	(1,350)	(45,616)
Inter Parfums, Inc.	(11)	(530)
WD-40 Co.	(890)	(176,487)

		(222,633)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (6.9)%
Albemarle Corp.	(5,841)	$(450,984)
Balchem Corp.	(1,126)	(106,812)
Berry Global Group, Inc.*	(5,647)	(250,275)
Cleveland-Cliffs, Inc.	(108,899)	(601,123)
Eagle Materials, Inc.	(128)	(8,988)
Equinox Gold Corp. (Canada)*	(7,978)	(89,513)
Fortuna Silver Mines, Inc. (Canada)*	(58,497)	(297,750)
GCP Applied Technologies, Inc.*	(2,663)	(49,479)
Greif, Inc., Class A	(1,264)	(43,494)
Hudbay Minerals, Inc. (Canada)	(7,933)	(24,037)
Kinross Gold Corp. (Canada)*	(46,971)	(339,131)
Kirkland Lake Gold Ltd. (Canada)	(24,031)	(991,038)
Kronos Worldwide, Inc.	(34)	(354)
Livent Corp.*	(64,348)	(396,384)
Louisiana-Pacific Corp.	(5,681)	(145,718)
Methanex Corp. (Canada)	(11,360)	(205,389)
Mosaic Co. (The)	(43,802)	(547,963)
Myers Industries, Inc.	(206)	(2,997)
New Gold, Inc. (Canada)*	(20,040)	(27,054)
Olin Corp.	(7,600)	(87,324)
PQ Group Holdings, Inc.*	(118)	(1,562)
Quaker Chemical Corp.	(1,338)	(248,400)
Ranpak Holdings Corp.*	(72)	(536)
Schnitzer Steel Industries, Inc., Class A	(189)	(3,334)
Schweitzer-Mauduit International, Inc.	(39)	(1,303)
Tronox Holdings PLC, Class A (United Kingdom)	(35,461)	(256,028)
United States Steel Corp.	(20,156)	(145,526)
Vulcan Materials Co.	(1,757)	(203,548)
Warrior Met Coal, Inc.	(6,103)	(93,925)
Westlake Chemical Corp.	(5,608)	(300,869)
WR Grace & Co.	(3,139)	(159,493)

		(6,080,331)

Media & Entertainment — (2.2)%
ANGI Homeservices, Inc., Class A*	(2,506)	(30,448)
Eventbrite, Inc., Class A*	(8,015)	(68,688)
EW Scripps Co. (The), Class A	(7,360)	(64,400)
Glu Mobile, Inc.*	(22,114)	(204,997)
John Wiley & Sons, Inc., Class A	(611)	(23,829)
Live Nation Entertainment, Inc.*	(4,992)	(221,295)
Madison Square Garden Sports Corp.*	(1,502)	(220,629)
Pinterest, Inc., Class A*	(1,917)	(42,500)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Roku, Inc.*	(403)	$(46,962)
Sciplay Corp., Class A*	(430)	(6,377)
Sinclair Broadcast Group, Inc., Class A	(15,186)	(280,334)
TechTarget, Inc.*	(260)	(7,808)
TEGNA, Inc.	(5,617)	(62,573)
ViacomCBS, Inc., Class B	(26,785)	(624,626)
WideOpenWest, Inc.*	(152)	(801)

		(1,906,267)

Pharmaceuticals, Biotechnology & Life Sciences — (11.4)%
Aerie Pharmaceuticals, Inc.*	(1,285)	(18,967)
Agenus, Inc.*	(5,567)	(21,878)
Akcea Therapeutics, Inc.*	(304)	(4,165)
Akebia Therapeutics, Inc.*	(9,295)	(126,226)
Alector, Inc.*	(3,476)	(84,953)
Alkermes PLC (Ireland)*	(9,285)	(180,175)
Allogene Therapeutics, Inc.*	(642)	(27,490)
Amgen, Inc.	(2,149)	(506,863)
Amneal Pharmaceuticals, Inc.*	(12,439)	(59,210)
ANI Pharmaceuticals, Inc.*	(1,919)	(62,060)
Apellis Pharmaceuticals, Inc.*	(3,901)	(127,407)
Arena Pharmaceuticals, Inc.*	(1,380)	(86,871)
Arvinas, Inc.*	(1,603)	(53,765)
Aurinia Pharmaceuticals, Inc. (Canada)*	(6,236)	(101,335)
Avrobio, Inc.*	(1,621)	(28,286)
BELLUS Health, Inc. (Canada)*	(263)	(2,706)
Bluebird Bio, Inc.*	(4,544)	(277,366)
Bridgebio Pharma, Inc.*	(3,336)	(108,787)
Cara Therapeutics, Inc.*	(2,669)	(45,640)
CareDx, Inc.*	(3,413)	(120,923)
Codexis, Inc.*	(12,802)	(145,943)
Corcept Therapeutics, Inc.*	(639)	(10,748)
Deciphera Pharmaceuticals, Inc.*	(4,310)	(257,393)
Denali Therapeutics, Inc.*	(5,328)	(128,831)
Dicerna Pharmaceuticals, Inc.*	(807)	(20,498)
Editas Medicine, Inc.*	(4,831)	(142,901)
Eidos Therapeutics, Inc.*	(191)	(9,105)
Eli Lilly & Co.	(2,184)	(358,569)
Emergent BioSolutions, Inc.*	(595)	(47,053)
Epizyme, Inc.*	(9,986)	(160,375)
Esperion Therapeutics, Inc.*	(4,744)	(243,415)
Exelixis, Inc.*	(5,445)	(129,264)
FibroGen, Inc.*	(7,525)	(304,988)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Flexion Therapeutics, Inc.*	(2,738)	$(36,005)
Gossamer Bio, Inc.*	(2,970)	(38,610)
Horizon Therapeutics PLC (Ireland)*	(5,619)	(312,304)
Insmed, Inc.*	(3,800)	(104,652)
Intersect ENT, Inc.*	(5,178)	(70,110)
Intra-Cellular Therapies, Inc.*	(2,846)	(73,057)
Invitae Corp.*	(16,908)	(512,143)
Ionis Pharmaceuticals, Inc.*	(5,054)	(297,984)
Iovance Biotherapeutics, Inc.*	(4,572)	(125,501)
Ligand Pharmaceuticals, Inc.*	(2,943)	(329,175)
Luminex Corp.	(2,418)	(78,658)
MeiraGTx Holdings PLC (Cayman Islands)*	(9)	(113)
Mirum Pharmaceuticals, Inc.*	(4)	(78)
Molecular Templates, Inc.*	(406)	(5,599)
Myovant Sciences Ltd. (Bermuda)*	(2,369)	(48,849)
Myriad Genetics, Inc.*	(18,115)	(205,424)
NanoString Technologies, Inc.*	(3,675)	(107,861)
NeoGenomics, Inc.*	(7,812)	(242,016)
Pacific Biosciences of California, Inc.*	(30,747)	(106,077)
Perrigo Co. PLC (Ireland)	(12,161)	(672,138)
PRA Health Sciences, Inc.*	(2,792)	(271,634)
Prevail Therapeutics, Inc.*	(119)	(1,773)
Principia Biopharma, Inc.*	(2,583)	(154,438)
Prothena Corp. PLC (Ireland)*	(32)	(335)
PTC Therapeutics, Inc.*	(6,945)	(352,389)
Reata Pharmaceuticals, Inc., Class A*	(1,874)	(292,381)
REGENXBIO, Inc.*	(10,003)	(368,410)
Revance Therapeutics, Inc.*	(3,956)	(96,606)
Sage Therapeutics, Inc.*	(1,910)	(79,418)
Sangamo Therapeutics, Inc.*	(2,143)	(19,201)
Scholar Rock Holding Corp.*	(2)	(36)
Syneos Health, Inc.*	(5,923)	(345,015)
Theravance Biopharma, Inc. (Cayman Islands)*	(5,759)	(120,881)
Thermo Fisher Scientific, Inc.	(153)	(55,438)
Tricida, Inc.*	(3,189)	(87,634)
Ultragenyx Pharmaceutical, Inc.*	(1,287)	(100,669)
Veracyte, Inc.*	(187)	(4,843)
Xencor, Inc.*	(3,575)	(115,794)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zymeworks, Inc. (Canada)*	(5,629)	$(203,038)

		(10,040,443)

Retailing — (4.8)%
Abercrombie & Fitch Co., Class A	(3,209)	(34,144)
Advance Auto Parts, Inc.	(3,284)	(467,806)
At Home Group, Inc.*	(4,377)	(28,407)
Boot Barn Holdings, Inc.*	(8,642)	(186,321)
Burlington Stores, Inc.*	(994)	(195,748)
Core-Mark Holding Co., Inc.	(1,030)	(25,704)
Designer Brands, Inc., Class A	(880)	(5,958)
Dick’s Sporting Goods, Inc.	(7,484)	(308,790)
Expedia Group, Inc.	(4,792)	(393,902)
Five Below, Inc.*	(4,071)	(435,231)
Grubhub, Inc.*	(2,414)	(169,704)
Hudson Ltd., Class A (Bermuda)*	(401)	(1,953)
Lithia Motors, Inc., Class A	(979)	(148,152)
Monro, Inc.	(6,477)	(355,846)
Nordstrom, Inc.	(6,473)	(100,267)
Ollie’s Bargain Outlet Holdings, Inc.*	(1,027)	(100,286)
Qurate Retail, Inc.*	(22,733)	(215,964)
Sally Beauty Holdings, Inc.*	(12,304)	(154,169)
Stitch Fix, Inc., Class A*	(5,903)	(147,221)
Tiffany & Co.	(3,578)	(436,301)
TJX Cos., Inc. (The)	(2,367)	(119,675)
Urban Outfitters, Inc.*	(12,009)	(182,777)

		(4,214,326)

Semiconductors & Semiconductor Equipment — (6.9)%
Advanced Energy Industries, Inc.*	(6,415)	(434,873)
Ambarella, Inc. (Cayman Islands)*	(103)	(4,718)
Analog Devices, Inc.	(6,347)	(778,396)
Broadcom, Inc.	(1,267)	(399,878)
Brooks Automation, Inc.	(3,562)	(157,583)
Cabot Microelectronics Corp.	(654)	(91,259)
CEVA, Inc.*	(2,543)	(95,159)
Cree, Inc.*	(13,119)	(776,514)
Entegris, Inc.	(7,628)	(450,434)
FormFactor, Inc.*	(848)	(24,872)
Ichor Holdings Ltd. (Cayman Islands)*	(981)	(26,075)
MACOM Technology Solutions Holdings, Inc.*	(547)	(18,789)
MaxLinear, Inc.*	(2,593)	(55,646)
Microchip Technology, Inc.	(2,788)	(293,604)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MKS Instruments, Inc.	(1,834)	$(207,682)
ON Semiconductor Corp.*	(15,482)	(306,853)
Onto Innovation, Inc.*	(3,206)	(109,132)
QUALCOMM, Inc.	(9,471)	(863,850)
Rambus, Inc.*	(2,487)	(37,802)
Semtech Corp.*	(4,533)	(236,713)
Teradyne, Inc.	(7,134)	(602,894)
Universal Display Corp.	(864)	(129,272)

		(6,101,998)

Software & Services — (11.5)%
2U, Inc.*	(820)	(31,127)
8x8, Inc.*	(34,600)	(553,600)
Akamai Technologies, Inc.*	(865)	(92,633)
Altair Engineering, Inc., Class A*	(4,575)	(181,856)
Aspen Technology, Inc.*	(301)	(31,187)
Avaya Holdings Corp.*	(27,714)	(342,545)
Benefitfocus, Inc.*	(11,086)	(119,285)
BlackBerry Ltd. (Canada)*	(22,601)	(110,519)
Booz Allen Hamilton Holding Corp.	(4,939)	(384,205)
Ceridian HCM Holding, Inc.*	(970)	(76,892)
CommVault Systems, Inc.*	(3,625)	(140,288)
Conduent, Inc.*	(39,977)	(95,545)
Digital Turbine, Inc.*	(7,390)	(92,892)
DXC Technology Co.	(29,891)	(493,201)
Endurance International Group Holdings, Inc.*	(490)	(1,975)
Envestnet, Inc.*	(2,198)	(161,641)
Fidelity National Information Services, Inc.	(7,552)	(1,012,648)
ForeScout Technologies, Inc.*	(18,774)	(398,009)
Globant SA (Luxembourg)*	(406)	(60,839)
I3 Verticals, Inc., Class A*	(41)	(1,240)
Intuit, Inc.	(1,052)	(311,592)
LivePerson, Inc.*	(9,783)	(405,310)
Manhattan Associates, Inc.*	(4,063)	(382,735)
ManTech International Corp., Class A	(814)	(55,751)
Medallia, Inc.*	(7,488)	(188,997)
Nutanix, Inc., Class A*	(28,329)	(671,539)
Palo Alto Networks, Inc.*	(4,313)	(990,567)
Paysign, Inc.*	(168)	(1,631)
Ping Identity Holding Corp.*	(3,736)	(119,888)
Proofpoint, Inc.*	(2,385)	(265,021)
PROS Holdings, Inc.*	(3,753)	(166,746)
Sabre Corp.	(10,637)	(85,734)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Slack Technologies, Inc., Class A*	(10,953)	$(340,529)
Smartsheet, Inc., Class A*	(3,911)	(199,148)
Switch, Inc., Class A	(19,028)	(339,079)
Sykes Enterprises, Inc.*	(3)	(83)
Tenable Holdings, Inc.*	(3,982)	(118,703)
Tucows, Inc., Class A*	(5)	(287)
Upland Software, Inc.*	(973)	(33,821)
Varonis Systems, Inc.*	(2,403)	(212,617)
Verint Systems, Inc.*	(1,873)	(84,622)
Verra Mobility Corp.*	(2,422)	(24,898)
Yext, Inc.*	(22,383)	(371,782)
Zuora, Inc., Class A*	(28,517)	(363,592)

		(10,116,799)

Technology Hardware & Equipment — (4.9)%
3D Systems Corp.*	(8,361)	(58,443)
CDW Corp.	(5,864)	(681,280)
Ciena Corp.*	(1,855)	(100,467)
CommScope Holding Co., Inc.*	(2,484)	(20,692)
Dolby Laboratories, Inc., Class A	(757)	(49,864)
Fabrinet (Cayman Islands)*	(3,739)	(233,388)
FARO Technologies, Inc.*	(1,206)	(64,642)
Fitbit, Inc., Class A*	(48,924)	(316,049)
Harmonic, Inc.*	(1,734)	(8,236)
II-VI, Inc.*	(7,413)	(350,042)
Infinera Corp.*	(51,300)	(303,696)
Insight Enterprises, Inc.*	(8,925)	(439,110)
Itron, Inc.*	(873)	(57,836)
Jabil, Inc.	(4,308)	(138,201)
Littelfuse, Inc.	(727)	(124,048)
NETGEAR, Inc.*	(1,851)	(47,922)
NetScout Systems, Inc.*	(765)	(19,553)
nLight, Inc.*	(9,991)	(222,400)
Novanta, Inc. (Canada)*	(1,402)	(149,692)
Plantronics, Inc.	(9,961)	(146,228)
Plexus Corp.*	(1,363)	(96,173)
Rogers Corp.*	(852)	(106,159)
Stratasys Ltd. (Israel)*	(18,393)	(291,713)
ViaSat, Inc.*	(4,836)	(185,557)
Viavi Solutions, Inc.*	(5,645)	(71,917)

		(4,283,308)

Telecommunication Services — (0.4)%
Anterix, Inc.*	(15)	(680)
Boingo Wireless, Inc.*	(15,259)	(203,250)

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Shenandoah Telecommunications Co.	(1,871)	$(92,222)
United States Cellular Corp.*	(1,413)	(43,619)

		(339,771)

Transportation — (3.7)%
Air Transport Services Group, Inc.*	(9,812)	(218,513)
Allegiant Travel Co.	(1,886)	(205,970)
American Airlines Group, Inc.	(28,458)	(371,946)
Atlas Air Worldwide Holdings, Inc.*	(1,538)	(66,180)
Delta Air Lines, Inc.	(2,729)	(76,548)
FedEx Corp.	(259)	(36,317)
Golden Ocean Group Ltd. (Bermuda)	(207)	(803)
Hawaiian Holdings, Inc.	(7,739)	(108,656)
Knight-Swift Transportation Holdings, Inc.	(11,739)	(489,634)
Marten Transport Ltd.	(1,244)	(31,299)
Matson, Inc.	(5,771)	(167,936)
Ryder System, Inc.	(3,595)	(134,849)
Saia, Inc.*	(1,023)	(113,737)
Spirit Airlines, Inc.*	(18,600)	(331,080)
United Airlines Holdings, Inc.*	(13,063)	(452,110)
United Parcel Service, Inc., Class B	(4,272)	(474,961)
Universal Logistics Holdings, Inc.	(18)	(313)

		(3,280,852)

Utilities — (3.1)%
Algonquin Power & Utilities Corp. (Canada)	(4,260)	(55,125)
ALLETE, Inc.	(4,910)	(268,135)
Avangrid, Inc.	(1,659)	(69,645)
Black Hills Corp.	(2,886)	(163,521)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
California Water Service Group	(476)	$(22,705)
DTE Energy Co.	(5,168)	(555,560)
Edison International	(2,596)	(140,989)
Essential Utilities, Inc.	(2,196)	(92,759)
Fortis, Inc. (Canada)	(827)	(31,492)
New Jersey Resources Corp.	(4,988)	(162,858)
Otter Tail Corp.	(91)	(3,530)
Portland General Electric Co.	(6,450)	(269,675)
Sempra Energy	(605)	(70,924)
SJW Group	(754)	(46,831)
South Jersey Industries, Inc.	(7,371)	(184,201)
Southwest Gas Holdings, Inc.	(2,105)	(145,350)
Sunnova Energy International, Inc.*	(2,782)	(47,489)
Xcel Energy, Inc.	(6,641)	(415,062)

		(2,745,851)

TOTAL COMMON STOCK (Proceeds $90,773,270)		(85,490,282)

TOTAL SECURITES SOLD SHORT - (97.3)%		(85,490,282)

(Proceeds $90,773,270)
OTHER ASSETS IN EXCESS OF LIABILITIES - 75.2%		66,121,244

NET ASSETS - 100.0%		$87,873,828

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock and a corporate debt security with an end of period value of $127,890 and $699, respectively, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.